Long-Term Debt - Principal Payments (Table) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Debt Disclosure
2014	$ 0
2015	0
2016	11,960
2017	202,125
2018 and thereafter	0
Total	$ 214,085	$ 380,715